Segment Information - Operating Segment Results (Details) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2016 USD ($) segment	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Segment information
Number of reportable segments | segment									2
Net Revenue	$ 167,912	$ 156,241	$ 158,291	$ 142,718	$ 151,463	$ 136,936	$ 133,306	$ 119,638	$ 625,162	$ 541,343	$ 441,372
Operating Income	$ 41,622	$ 24,155	$ 38,938	$ 29,238	$ 34,916	$ 4,128	$ 33,773	$ 23,707	133,953	96,524	30,197
Healthcare
Segment information
Net Revenue									552,041	467,044	359,842
Operating Income									123,917	84,240	23,713
Global Retail and Other
Segment information
Net Revenue									73,121	74,299	81,530
Operating Income									$ 10,036	$ 12,284	$ 6,484